Commitments and Contingencies (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Commitments and Contingencies (Textuals) [Abstract]
Outstanding construction financings for leased properties	$ 356,793,000
Additional financing to complete construction	268,055,000
Total contingent purchase obligations	33,613,000
Operating lease obligations relating to certain ground leases	230,189,000
Rental expense relating to company office space	1,280,000	1,138,000	1,452,000
Aggregate future minimum rentals to be received	32,329,000
Conditions for treating a lease as as capital lease	A lease is classified as a capital lease if it provides for transfer of ownership of the leased asset at the end of the lease term, contains a bargain purchase option, has a lease term greater than 75% of the economic life of the leased asset, or if the net present value of the future minimum lease payments are in excess of 90% of the fair value of the leased asset. One lease related to a senior housing facility contains a bargain purchase option and has been classified as a capital lease
Liability and property insurance [Member]
Commitments and Contingencies (Textuals) [Abstract]
Number of outstanding letters of credit	1
Maturity date of outstanding letters of credit	2013
Outstanding letters of credit	1,000,000
Workers compensation insurance [Member]
Commitments and Contingencies (Textuals) [Abstract]
Number of outstanding letters of credit	2
Maturity date of outstanding letters of credit	2013
Outstanding letters of credit	4,200,000
Completion and Installation of Certain Public Improvements [Member]
Commitments and Contingencies (Textuals) [Abstract]
Number of outstanding letters of credit	1
Maturity date of outstanding letters of credit	November 2011
Outstanding letters of credit	67,932
Letter of credit Related To Wisconsin [Member]
Commitments and Contingencies (Textuals) [Abstract]
Number of outstanding letters of credit	1
Maturity date of outstanding letters of credit	41548
Outstanding letters of credit	$ 215,000